Summary of Significant Accounting Policies - Segments and geographical information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Revenue based upon the customers country of origin
Number of operating segments | segment	1
Total revenue, net	$ 5,430	$ 7,268
United States
Revenue based upon the customers country of origin
Total revenue, net	$ 4,361	5,813
Percentage of assets	100.00%
International
Revenue based upon the customers country of origin
Total revenue, net	$ 1,069	$ 1,455